Non-Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2026
Non-controlling Interest [Abstract]
Schedule of Non-Controlling Interest

As at June 30, 2026, the carrying value of non-controlling interest (“NCI”) was $1,255,116 which was determined as follows:

Cost:	CTFO Mexico	CT Mexico	Total
Balance, December 31, 2024	$–	$–	$–
Net loss allocated to NCI	94,145	1,111,218	1,205,363
Balance, December 31, 2025	94,145	1,111,218	1,205,363
Net loss (gain) allocated to NCI	(9,544)	59,297	49,753
Balance, June 30, 2026	$84,601	$1,170,515	$1,255,116